Goodwill and Intangible Assets	12 Months Ended
Jun. 30, 2018
Disclosure of detailed information about intangible assets [abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill
Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill amounts are not amortized, but rather tested for impairment at least annually during the fourth quarter.
Goodwill consisted of the following:

Goodwill
(U.S. $ in thousands)
Balance as of July 1, 2016	$7,138
Additions	304,712
Effect of change in exchange rates	50
Balance as of June 30, 2017	311,900
Additions	—
Effect of change in exchange rates	43
Balance as of June 30, 2018	$311,943

Impairment test for goodwill

The Group operates as a single CGU and all goodwill is allocated to this unit. The recoverable amount of goodwill was assessed by comparing the market capitalization of the Group to its book value, among other qualitative factors, when reviewing for indicators of impairment.

There was no impairment of goodwill during the fiscal years ended June 30, 2018, 2017, and 2016.
Intangible assets
Intangible assets consisted of the following:

	Patents, Trademarks and Other Rights	Acquired Developed Technology	Employee Contracts	Customer Relationships	Total
	(U.S. $ in thousands)
As of June 30, 2017
Opening cost balance	$220	$75,926	$3,631	$484	$80,261
Additions	21,525	57,300	—	58,200	137,025
Effect of change in exchange rates	—	103	—	—	103
Closing cost balance	21,745	133,329	3,631	58,684	217,389

Opening accumulated amortization	(135)	(62,480)	(3,631)	(438)	(66,684)
Amortization charge	(2,907)	(14,588)	—	(12,361)	(29,856)
Effect of change in exchange rates	—	(60)	—	—	(60)
Closing accumulated amortization	(3,042)	(77,128)	(3,631)	(12,799)	(96,600)
Net book amount	$18,703	$56,201	$—	$45,885	$120,789
As of June 30, 2018
Opening cost balance	$21,745	$133,329	$3,631	$58,684	$217,389
Effect of change in exchange rates	—	90	—	—	90
Closing cost balance	21,745	133,419	3,631	58,684	217,479

Opening accumulated amortization	(3,042)	(77,128)	(3,631)	(12,799)	(96,600)
Amortization charge	(6,990)	(21,188)	—	(29,100)	(57,278)
Effect of change in exchange rates	—	(24)	—	—	(24)
Closing accumulated amortization	(10,032)	(98,340)	(3,631)	(41,899)	(153,902)
Net book amount	$11,713	$35,079	$—	$16,785	$63,577

As of June 30, 2018, no development costs have qualified for capitalization, and all development costs have been expensed as incurred. As of June 30, 2018, the remaining amortization period for acquired developed technology ranged from approximately one year to three years.